Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended				8 Months Ended				9 Months Ended						10 Months Ended
	Jan. 29, 2016	Jan. 30, 2015	Feb. 29, 2016	Feb. 19, 2015	Apr. 07, 2016	May 02, 2016	Apr. 30, 2015	May 31, 2016	Jul. 01, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 10, 2016	Aug. 09, 2016	Aug. 01, 2016	Jul. 22, 2016	Sep. 09, 2016	Sep. 08, 2016	Aug. 29, 2016	Aug. 16, 2016	Oct. 07, 2016	Oct. 06, 2016	Oct. 05, 2016	Oct. 03, 2016	Sep. 22, 2016	Sep. 16, 2016	Oct. 31, 2016	Oct. 27, 2016
Subsequent Event [Line Items]
Common stock - dividend paid				$ 0.06	$ 0.08					$ 0.08	$ 0.06	$ 0.08
Common stock - dividend declared								$ 0.08		$ 0.08	$ 0.06					$ 0.08
Dividends per share declared - payment date								Aug. 10, 2016								Nov. 10, 2016
VLCC Ulysses
Subsequent Event [Line Items]
Repayments Of Debt									$ 77,000
Amount drawn down									$ 76,400
Aframax tanker
Subsequent Event [Line Items]
Amount drawn down															$ 5,172
Debt instrument origination date															June 2014
Aframax Tanker Thomas Zafiras
Subsequent Event [Line Items]
Amount drawn down													$ 23,049
Delivery date													Aug. 12, 2016
Shuttle tanker Sunray
Subsequent Event [Line Items]
Amount drawn down																			$ 14,076
Delivery date																			Aug. 19, 2016
Handysize Tanker Andromeda
Subsequent Event [Line Items]
Repayments Of Debt																	$ 10,938
Amount drawn down																	$ 10,938
Aframax tanker
Subsequent Event [Line Items]
Amount drawn down																									$ 5,122
Debt instrument origination date																									June 2014
Shuttle tanker Sunrise
Subsequent Event [Line Items]
Amount drawn down																								$ 14,076
Delivery date																								Sep. 27, 2016
Millennium, Eurochampion 2004 and Euronike
Subsequent Event [Line Items]
Repayments Of Debt																							$ 68,008
Amount drawn down																							$ 60,000
LNG carrier Maria Energy
Subsequent Event [Line Items]
Repayments Of Debt																						$ 52,195
Amount drawn down																						$ 155,904
Delivery date																						Oct. 19, 2016
Handysize Tanker Arion
Subsequent Event [Line Items]
Repayments Of Debt																					$ 10,156
Amount drawn down																					$ 10,156
Aframax Tanker Leontios H
Subsequent Event [Line Items]
Amount drawn down																				$ 23,049
Delivery date																				Oct. 12, 2016
Aframax Tanker Bergen
Subsequent Event [Line Items]
Amount drawn down																											$ 6,254
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.5	$ 0.5				$ 0.5	$ 0.5							$ 0.5												$ 0.5
Preferred stock dividend rate percentage										8.00%
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.555469	$ 0.555469				$ 0.555469	$ 0.555469							$ 0.55469												$ 0.55469
Preferred stock dividend rate percentage										8.875%
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.546875					$ 0.546875										$ 0.546875
Preferred stock dividend rate percentage										8.75%